SCHEDULE OF BASIC AND DILUTED EARNINGS PER SHARE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Earnings per share - basic	$ 0.31	$ (0.17)	$ (1.26)	$ 0.09
Earnings per share - diluted	$ 0.31	$ (0.17)	$ (1.26)	$ 0.09
Net earnings attributed to owners of the Group	$ 9,907,633	$ (4,762,860)	$ (38,123,976)	$ 2,628,360
Weighted average number of shares - basic	31,709,747	28,600,000	30,223,220	28,600,000
RSUs	153,421
Weighted average number of shares - diluted	31,863,168	28,600,000	30,223,220	28,600,000
Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Earnings per share - basic					$ 0.11	$ 0.28	$ 0.14
Earnings per share - diluted					$ 0.11	$ 0.28	$ 0.14
Net earnings attributed to owners of the Group					$ 3,139,333	$ 8,028,610	$ 4,126,505
Weighted average number of shares - basic					28,600,000	28,600,000	28,600,000
Weighted average number of shares - diluted					28,600,000	28,600,000	28,600,000